INVESTMENTS	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS	INVESTMENTS
The Company’s investments as of June 30, 2023 are comprised of held-to-maturity securities consisting mainly of U.S. dollar denominated investments primarily in bank deposits, agency bonds, municipal bonds, commercial paper, and treasury bills. The Company’s investment guidelines are to purchase securities that are investment grade at the time of acquisition.
Short-term investments consisted of the following:

	June 30, 2023
	(Unaudited)
	Short-term investments
	Amortized cost basis	Gross unrealized gains	Gross unrealized loss	Fair value
Bank deposit securities:
Bank deposits	$44,856	$—	$—	$44,856

Held-to-maturity marketable securities:
Agency bonds	$5,742	$—	$(16)	$5,726
Treasury bills	16,862	—	(11)	16,851
Total held-to-maturity marketable securities	$22,604	$—	$(27)	$22,577

Total short term investments	$67,460	$—	$(27)	$67,433
NOTE 3. INVESTMENTS (cont.)

	December 31, 2022
	(Audited)
	Short-term investments
	Amortized cost basis	Gross unrealized gains	Gross unrealized loss	Fair value
Bank deposit securities:
Bank deposits	$25,354	$—	$—	$25,354

Held-to-maturity marketable securities:
Agency bonds	$36,202	$—	$(217)	$35,985
Municipal bonds	510	—	(2)	508
Commercial paper	28,827	—	—	28,827
Treasury bills	5,964	—	—	5,964
Total held-to-maturity marketable securities	$71,503	$—	$(219)	$71,284

Total short term investments	$96,857	$—	$(219)	$96,638
The securities in the Company’s portfolio are investment grade and short-term in nature. All held-to-maturity marketable securities are due within 1 year or less. As of June 30, 2023, no continuous unrealized losses for 12 months or greater were identified.